Intangible Assets - Summary of Allocating Goodwill to Cash Generating Units and Related Information for Impairment Testing (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	[1]	₩ 874,048	₩ 866,974
Recoverable amount exceeded carrying amount	[2]	₩ 29,216,213
Description of basis on which unit's recoverable amount has been determined		For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit including the goodwill with the recoverable amount of the unit.
Explanation of period over which management has projected cash flows		The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs of disposal and its value in use.
Description of valuation techniques used to measure fair value less costs of disposal		Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The estimated future cash flows are based on the most recent financial budget approved by management with maximum period of 5 years. In relation to subsequent cash flows, it is assumed that cash flows will grow at a certain permanent growth rate. The key assumptions used for the estimation of the future cash flows are based on the market size and the Group’s market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium, and the risks specific to the cash-generating unit.
Retail Banking
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 49,315
Recoverable amount exceeded carrying amount	[2]	₩ 7,134,305
Discount rate		16.15%
Permanent growth rate		1.00%
Corporate Banking
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 15,973
Recoverable amount exceeded carrying amount	[2]	₩ 19,335,298
Discount rate		15.01%
Permanent growth rate		1.00%
KB Securities Co., Ltd.
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 58,889
Recoverable amount exceeded carrying amount	[2]	₩ 145,385
Discount rate		10.70%
Permanent growth rate		1.00%
KB Capital Co.,Ltd.
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 79,609
Recoverable amount exceeded carrying amount	[2]	₩ 1,903,621
Discount rate		11.41%
Permanent growth rate		1.00%
KB Savings Bank Co., Ltd.
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 57,403
Recoverable amount exceeded carrying amount	[2]	₩ 170,695
Discount rate		12.99%
Permanent growth rate		1.00%
KB Securities Vietnam Joint Stock Company
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 14,988
Recoverable amount exceeded carrying amount	[2]	₩ 7,312
Discount rate		22.66%
Permanent growth rate		1.00%
PT Bank KB Bukopin TBK
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 94,162
Recoverable amount exceeded carrying amount	[2]	₩ 497,709
Discount rate		26.12%
Permanent growth rate		4.00%
KB PRASAC BANK PLC
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 419,918
Payable amount exceeded carrying amount	[2]	₩ (55,450)
Discount rate		21.73%
Permanent growth rate		4.00%
PT Sunindo Kookmin Best Finance
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 3,172
Recoverable amount exceeded carrying amount	[2]	₩ 2,828
Discount rate		19.01%
Permanent growth rate		0.00%
PT. KB Finansia Multi Finance
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 57,853
Recoverable amount exceeded carrying amount	[2]	₩ 38,196
Discount rate		13.25%
Permanent growth rate		1.00%
PT. KB Valbury Sekurita
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 12,063
Recoverable amount exceeded carrying amount	[2]	₩ 1,500
Discount rate		16.42%
Permanent growth rate		1.00%
Others
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill		₩ 10,703
Recoverable amount exceeded carrying amount	[2]	₩ 34,814
Discount rate		0.00%
Permanent growth rate		0.00%

[1]	Includes the effect of exchange differences and others.
[2]	The recoverable amount exceeding carrying amount is the amount at the time of impairment testing.